Accounts Payable	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Accounts Payable
Accounts payable and accrued liabilities consist of:

	December 31, 2020	December 31, 2019
Trade accounts payable(1)	$80,280	$66,924
Royalties payable	18,166	16,108
Other accounts payable and trade related accruals	94,600	59,295
Payroll and related benefits	53,780	47,221
Severance accruals	2,935	994
Refundable tax payable	11,208	9,844
Other taxes payable	20,969	24,944
	$281,938	$225,330
(1)No interest is charged on the trade accounts payable ranging from 30 to 60 days from the invoice date. The Company has policies in place to ensure that all payables are paid within the credit terms.